                                     [PHOTO]
                                             Semiannual Report February 29, 2000

Oppenheimer
U.S. GOVERNMENT TRUST


                                   [LOGO] OPPENHEIMERFUNDS-Registered Trademark-
                                          The Right Way to Invest

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

CONTENTS

1    President's Letter

3    An Interview with Your Fund's Managers

10   Financial Statements

31   Officers and Trustees

32   OppenheimerFunds Family

Although the period was characterized by a rising interest rate environment, WE WERE ABLE TO KEEP THE FUND'S ACTUAL INTEREST RATE RISK LOWER THAN NORMAL TO HELP PROTECT THE VALUE OF THE PORTFOLIO.

In anticipation of a HIGHER INTEREST-RATE ENVIRONMENT, we are MAINTAINING OUR INCOME-ORIENTED INVESTMENT STYLE with a mix of higher-yielding mortgage products as well as Treasuries.

MORTGAGE PRODUCTS, including mortgage backed securities (MBSs) and commercial mortgage backed securities (CMBS), PERFORMED MARKEDLY WELL DURING THE PERIOD.

[SIDENOTE:]
---------------------------
CUMULATIVE
TOTAL RETURNS
For the 6-Month Period
Ended 2/29/00*


CLASS A
Without     With
Sales Chg.  Sales Chg.
-----------------------
1.88%       -2.96%

CLASS B
Without     With
Sales Chg.  Sales Chg.
-----------------------
1.50%       -3.44%

CLASS C
Without     With
Sales Chg.  Sales Chg.
-----------------------
1.48%       0.49%

CLASS Y
Without     With
Sales Chg.  Sales Chg.
-----------------------
1.98%       1.98%
-----------------------


------------------
NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.
------------------
* See page 8 for further details.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
U.S. Government
Trust

DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

     Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

     That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

     The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.


                       1  OPPENHEIMER U.S. GOVERNMENT TRUST

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

     While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

     What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

     We thank you for your continued confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
March 21, 2000


                       2  OPPENHEIMER U.S. GOVERNMENT TRUST

AN INTERVIEW WITH YOUR FUND'S MANAGERS
-------------------------------------------------------------------------------

[PHOTO]
Portfolio Management
Team (l to r)
John Kowalik
Leslie Falconio
Gina Palmieri

HOW DID OPPENHEIMER U.S. GOVERNMENT TRUST
PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED FEBRUARY 29, 2000?

A. We were pleased that the Fund was able to deliver attractive income to investors during the period. The thirty-day standardized yield ended February 29, 2000, was 6.31% for Class A shares.(1) Although the period was characterized by a rising interest rate environment, which caused bond prices to drop, we were able to keep the Fund's actual interest rate risk lower than normal to help protect the value of the portfolio.

WHAT EVENTS CHARACTERIZED THE BOND MARKET?

As the domestic economy continued to expand, and foreign economies rebounded from the global economic crisis that marked 1998, the Federal Reserve grew increasingly uneasy about inflationary pressures.

     Citing concerns about the economy's ability to sustain its growth, the Fed raised interest rates twice in the final months of 1999--once in August and again in November. November marked the third rate increase for the year. The markets reacted calmly to the August increase, as it was widely anticipated. However, November's increase was more of a surprise and caused overall rate levels to rise. Bond prices dropped, hitting new lows in December.

1. Standardized yield is based on net investment income for the 30-day period ended February 29, 2000. Falling share prices will tend to artificially raise yields.


                       3  OPPENHEIMER U.S. GOVERNMENT TRUST

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

"TWO KEY ELEMENTS HELP US TO SEEK CONSISTENTLY GOOD RETURNS FOR SHAREHOLDERS:
IN-DEPTH PROPRIETARY RESEARCH AND EXTENSIVE RISK MANAGEMENT SYSTEMS."

At the end of January 2000, the federal government announced it would buy back long-term Treasury debt since the federal budget was in surplus. Prior to that announcement, the government limited 30-year bond issuance to only once a year, which meant long-term bonds were already in short supply. These two factors combined to create even higher demand for longer-term assets, pushing price up and yield down. As a result, long-term bonds actually outperformed shorter-term issues.

HOW DID YOU POSITION THE PORTFOLIO DURING THE PERIOD?

To control interest rate risk, we kept the portfolio's duration (a measure of sensitivity to interest rate changes) fairly short. This helped protect the portfolio from a severe drop in value. As time went on, we used different strategies to maintain a short duration while selecting assets with both short and long-term maturities.

     Toward the end of 1999, we shifted some of the portfolio's short- and medium-maturity Treasuries into 30-year bonds to benefit from the increase in the long bond's value that we anticipated from the government's buy-back program. Since then, long-term Treasury issues have performed particularly well for the Fund.

                       4  OPPENHEIMER U.S. GOVERNMENT TRUST

[SIDENOTE:]
---------------------------------
AVERAGE ANNUAL
TOTAL RETURNS
For the Periods Ended 3/31/00(2)

CLASS A
1-Year   5-Year   10-Year
---------------------------
-2.33%   5.28%    6.71%

CLASS B           Since
1-Year   5-Year   Inception
---------------------------
-3.05%   N/A      4.92%

CLASS C           Since
1-Year   5-Year   Inception
---------------------------
0.68%    5.48%    4.83%

CLASS Y           Since
1-Year   5-Year   Inception
---------------------------
3.02%    N/A      3.00%

WERE THERE OTHER INVESTMENTS THAT DID WELL FOR THE PORTFOLIO?

In general, we allocate part of the portfolio to "spread products" such as mortgage-backed securities (MBS) since they provide extra yield above Treasuries without substantial volatility. We also invest in commercial mortgage-backed securities (CMBS) to add to the Fund's yield and potential returns.

     Up until August 1999, just before the beginning of this period, MBSs were underperforming relative to Treasuries, so we invested more heavily in Treasuries. Gradually, however, we noticed that MBSs were demonstrating positive performance relative to Treasuries. Because we hoped this would contribute to the Fund's continued success, in September we began increasing our position in MBSs. We substantially added to our position in November and December and were rewarded for our efforts.

HOW DID THE PORTFOLIO'S COMMERCIAL MORTGAGE-BACKED SECURITIES FARE?

In a dramatic rebound, we saw especially good performance this period from commercial mortgage-backed securities (CMBS). We have always believed CMBS to be good long-term investments, but when they were caught in the global market turmoil of 1998, many investors fled to the relative safety of U.S. Treasury issues. The difference in yields between many fixed income products became greater and CMBS were particularly hard hit even though the underlying real estate fundamentals were still very strong. In fact, as the global economy stabilized, CMBS performed especially well in the final three months of the period.

2. See page 8 for further details.

                       5  OPPENHEIMER U.S. GOVERNMENT TRUST

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

STANDARDIZED YIELDS
For the 30-days ended 2/29/00(3)
-------------------------------

CLASS A  6.31%
--------------
CLASS B  5.88
--------------
CLASS C  5.88
--------------
CLASS Y  7.20
--------------


WERE THERE AREAS THAT DID NOT PERFORM AS WELL FOR THE FUND?

The Federal Reserve's decision to raise interest rates, coupled with the strong economy, benefited long-term Treasuries, but was not as kind to short- and intermediate-term Treasuries. Because we seek an intermediate average portfolio maturity, we do have exposure to those areas. However, we attempted to mitigate the impact on intermediate-term bonds by reallocating some of our assets to longer-term Treasuries.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE FUND IN THE COMING MONTHS?

The economy remained strong through the end of 1999, in spite of Y2K concerns, and actually accelerated going into first quarter. However, there are a few signs that inflation may creep back. In particular, the Federal Reserve seems concerned that if world economies grow too quickly while the U.S. economy continues to expand, it could trigger inflation. Against this backdrop, we expect the Federal Reserve will maintain its gradual approach to raising interest rates over the next several months.




3. See footnote 1 on page 3 for further details.

                       6  OPPENHEIMER U.S. GOVERNMENT TRUST

CREDIT ALLOCATION(4)

[CHART]

- Gov't Agency    50.0%
- AAA/AA           9.2
- A                7.9
- BBB              5.0
- Treasury        27.9


In anticipation of a higher interest-rate environment, we are maintaining our income-oriented investment style with a mix of higher-yielding mortgage products as well as Treasuries. Over the long term this disciplined approach, combined with our proprietary research and risk management systems, has helped us provide consistently good returns for our shareholders. It's what makes Oppenheimer U.S. Government Trust an important part of THE RIGHT WAY TO INVEST.

TOP FIVE HOLDINGS BY ISSUER(4)
----------------------------------------------------------
Federal National Mortgage Assn.                      34.0%
----------------------------------------------------------
U.S. Treasury                                        32.9
----------------------------------------------------------
Federal Home Loan Mortgage Corp.                      9.2
----------------------------------------------------------
Government National Mortgage Assn.                    6.6
----------------------------------------------------------
Option One Mortgage Trust                             1.7




4. Portfolio is subject to change. Percentages are as of February 29, 2000, and are based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently .51% of total investments) but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category. The Fund may invest in securities of any maturity, including those issued by private issuers and federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.

                       7  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, PARTICULARLY DURING PERIODS OF MARKET OR INTEREST RATE VOLATILITY. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT
1.800.525.7048 OR VISIT OUR WEBSITE AT www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A The inception date of the Fund was 8/16/85. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 7/21/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.

                       8  OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIALS


                       9  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  February 29, 2000/Unaudited
--------------------------------------------------------------------------------

                                                                                                         PRINCIPAL      MARKET VALUE
                                                                                                            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--79.1%
------------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--59.5%
------------------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--51.4%
 Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
 Gtd. Multiclass Mtg. Participation Certificates:
 9.50%, 12/1/02-11/1/03                                                                            $       142,662   $       145,088
 14%, 1/1/11                                                                                               181,775           203,823
 Series 151, Cl. F, 9%, 5/15/21                                                                          1,265,569         1,305,118
 Series 1702-A, Cl. PD, 6.50%, 4/15/22                                                                   6,259,000         6,028,168
 Series 2132, Cl. GA, 6.15%, 2/15/27                                                                     3,667,875         3,455,799
 Series 2149, Cl. EA, 6.50%, 9/15/26                                                                     4,307,139         4,121,394
 Series 2199, Cl. PH, 7%, 12/15/28                                                                      10,000,000         9,568,700
------------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
 Participation Certificates:
 7.50%, 9/1/12                                                                                           8,416,176         8,458,678
 11.50%, 6/1/20                                                                                            417,901           462,040
 12.50%, 7/1/19                                                                                            893,128         1,008,538
 13%, 8/1/15                                                                                               861,032           988,035
------------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 164, Cl. A, 7.61%, 3/1/24(1)                                                                     9,559,680         3,262,241
 Series 176, Cl. IO, 12.378%, 6/1/26(1)                                                                  4,935,002         1,583,442
 Series 183, Cl. IO, 11.719%-29.119%, 4/1/27(1)                                                         14,656,886         4,716,541
 Series 192, Cl. IO, 10.64%, 2/1/28(1)                                                                   5,666,194         1,824,692
 Series 197, Cl. IO, 11.248%, 4/1/28(1)                                                                  8,533,060         2,733,246
 Series 199, Cl. IO, 18.28%, 8/1/28(1)                                                                  37,860,001        12,594,366
 Series 202, Cl. IO, 12.325%-12.851%, 4/1/29(1)                                                         11,816,095         3,993,471
 Series 203, Cl. IO, 10.171%-10.381%, 6/15/29(1)                                                         9,646,989         3,319,167
 Series 303, 14.325%, 11/1/29(1)                                                                        21,603,311         7,331,624
 Series 1991, Cl. PJ, 10.837%, 9/15/27(1)                                                                5,000,000         2,300,000
 Series 2178, Cl. PI, 10.379%, 8/15/29(1)                                                               15,800,000         3,732,750
 Series 2197, Cl. Pl., 12.114%, 6/15/24(1)                                                               3,274,857           677,486
------------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.--Government National Mortgage Assn.,
 Gtd. Multiclass Mtg. Participation Certificates, Series 28, Cl. PG,
 6.875%, 2/25/23                                                                                         5,712,000         5,474,552
------------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 8/1/13                                                                                             14,401,584        13,524,240
 6.50%, 11/1/28                                                                                         12,747,253        11,919,574
 6.50%, 3/1/29(2)                                                                                       25,000,000        23,347,750
 7%, 8/1/25-9/1/25                                                                                      15,678,293        15,107,449
 7.50%, 9/1/29-1/1/30                                                                                   39,125,591        38,386,902
 7.50%, 3/15/27(2)                                                                                      39,000,000        38,244,570
 8%, 3/1/27(2)                                                                                          59,000,000        59,092,040
 8.50%, 3/1/27(2)                                                                                       25,000,000        25,582,000
 11%, 7/1/16                                                                                               566,017           618,770
 11.50%, 11/1/15                                                                                           291,547           322,614
 12%, 2/15/16-4/15/19                                                                                    2,512,542         2,814,295


                       10  OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                                         PRINCIPAL      MARKET VALUE
                                                                                                            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED CONTINUED
 Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
 Multiclass Mtg. Participation Certificates:
 Trust 1994-56, Cl. H, 6%, 7/25/22                                                                 $     6,900,000   $     6,507,528
 Trust 1999-19, Cl. TC, 6.50%, 11/25/11                                                                  5,000,000         4,829,650
------------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 8%, 12/1/22                                                                                             1,123,785         1,132,787
 13%, 11/1/12                                                                                               22,260            24,953
 Trust 1992-34, Cl. G, 8%, 3/25/22                                                                       2,520,000         2,542,831
 Trust 1993-202, Cl. PH, 6.50%, 2/25/22                                                                  2,601,615         2,506,474
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                                                   4,000,000         3,847,480
 Trust 1997-63, Cl. PC, 6.50%, 3/18/26                                                                   7,500,000         7,216,350
 Trust 1999-64, Cl. KH, 6.50%, 1/25/30                                                                   3,000,000         2,652,187
 Trust 2000-2, Cl. C, 7.50%, 3/25/28                                                                     5,000,000         4,904,687
 Trust 2000-5, Cl. B, 6.50%, 2/25/30                                                                    10,000,000         8,987,500
------------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 272, Cl. 2, 12.591%, 7/1/26(1)                                                                    2,518,445           799,213
 Trust 294, Cl. 2, 10.828%, 2/1/28(1)                                                                   11,677,282         3,791,468
 Trust 302, Cl. 2, 9.105%-10.506%, 6/1/29(1)                                                            33,874,965        11,247,547
 Trust G93-15, Cl. JA, 14.167%, 4/25/23(1)                                                               2,904,815           782,470
------------------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Principal-Only Stripped
 Mtg.-Backed Security, Trust 291, Cl. 1, 3.246%, 11/1/27(3)                                              6,140,962         4,409,979
                                                                                                                         -----------
                                                                                                                         384,432,267

------------------------------------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--8.1%
 Government National Mortgage Assn.:
 6.375%, 4/20/17(4)                                                                                        200,624           202,943
 6.50%, 11/15/23-12/15/23                                                                                1,244,819         1,172,844
 7%, 1/15/28-8/15/28                                                                                    12,840,171        12,317,071
 7.25%, 12/15/05                                                                                            16,390            16,280
 7.50%, 10/15/06-11/15/26                                                                               15,557,817        15,347,991
 8%, 4/15/02-8/15/28                                                                                     8,423,610         8,477,851
 8.25%, 4/15/08                                                                                             68,900            70,578
 8.50%, 6/15/01-1/15/06                                                                                     20,641            20,905
 9%, 9/15/08-5/15/09                                                                                       179,521           188,035
 9.50%, 1/15/20                                                                                            442,365           468,609
 10%, 6/15/16-8/15/19                                                                                    1,017,321         1,092,913
 10.50%, 9/15/00-5/15/21                                                                                 2,466,574         2,684,151
 11%, 10/20/19-7/20/20                                                                                   2,018,543         2,201,713
 11.50%, 2/15/13-4/15/13                                                                                    70,770            78,590
 12%, 12/15/12-3/15/14                                                                                       9,245            10,365
 12.50%, 1/15/14-6/15/19                                                                                   487,688           552,373
 13%, 4/15/11-12/15/14                                                                                      74,931            84,753
 13.50%, 4/15/11-1/15/13                                                                                    68,327            78,986
 14%, 6/15/11                                                                                               19,025            22,151
------------------------------------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn., Collateralized Mtg.
 Obligations, Series 1999-18, Cl. B, 6.25%, 7/16/26                                                      8,832,574         8,374,385


                       11  OPPENHEIMER U.S. GOVERNMENT TRUST





STATEMENT OF INVESTMENTS  Unaudited/Continued
--------------------------------------------------------------------------------
                                                                                                         PRINCIPAL      MARKET VALUE
                                                                                                            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED Continued
 Government National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security, Series 1999-29, Cl. PI, 11.33%, 7/16/28(1)                                  $    17,395,833   $     4,957,812
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Department of Veterans Affairs, Interest-Only Gtd. Real Estate Mtg.
 Investment Conduit Pass-Through Certificates, Vendee Mtg. Trust,
 Series 1995-2B, Cl. 2-IO, 18.611%, 6/15/25(1)                                                          84,497,277         1,987,006
                                                                                                                          ----------
                                                                                                                          60,408,305

------------------------------------------------------------------------------------------------------------------------------------
 PRIVATE--19.6%
------------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL--14.6%
 Amortizing Residential Collateral Trust, Collateralized Mtg. Obligations,
 Trust 2000-BC1, Cl. B, 8.146%, 1/25/30(4)                                                               2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1996-D3, Cl. A5, 8.326%, 10/13/26(4)                                                             3,700,000         3,375,672
 Series 1996-MD6, Cl. A5, 7.332%, 11/13/26(4)                                                            5,000,000         4,715,625
 Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                                5,000,000         4,875,000
 Series 1998-MD6, Cl. A3, 7.227%, 3/17/28(4)                                                             7,500,000         6,846,094
------------------------------------------------------------------------------------------------------------------------------------
 Capital Lease Funding Securitization LP, Interest-Only Corporate
 Credit-Backed Pass-Through Certificates, Series 1997-CTL1:
 9.553%, 6/22/24(1),(5)                                                                                 58,721,911         2,165,371
 9.574%, 6/22/24(1),(5)                                                                                  4,687,002           172,833
------------------------------------------------------------------------------------------------------------------------------------
 Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations,
 Series 1998-3, Cl. A2, 6.75%, 5/25/28                                                                   5,000,000         4,584,375
------------------------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 32.811%, 12/25/20(1),(5)                                24,682,402           308,530
------------------------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Asset Trust, Series 1999-C1, Cl. C, 7.35%, 8/17/13                                 10,000,000         9,212,500
------------------------------------------------------------------------------------------------------------------------------------
 CRIIMI MAE Trust I, Commercial Mtg. Trust, Series 1998-C1:
 Cl. A1, 7%, 11/2/06(6)                                                                                  4,500,000         3,993,047
 Cl. A2, 7%, 3/2/11(6)                                                                                   5,000,000         4,276,563
------------------------------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 1998-C1, Cl. AX, 8.729%, 5/17/23(1)                                       24,745,121         1,531,104
------------------------------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates:
 Series 1997-C2, Cl. F, 6.85%, 12/17/07                                                                  5,000,000         4,668,750
 Series 1999-C1, Cl. C, 7.942%, 9/15/09(4)                                                              10,000,000         9,862,500
------------------------------------------------------------------------------------------------------------------------------------
 FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
 Certificates, Series 1994-C1, Cl. 2-G, 8.70%, 9/25/25                                                   3,000,000         2,881,875
------------------------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
 Interest-Only Stripped Commercial Mtg. Pass-Through Certificates,
 Series 1998-C2, Cl. IO, 9.781%, 5/18/28(1)                                                             29,442,456         1,073,040
------------------------------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.876%, 7/15/27(1)                                        22,636,423         1,726,027
------------------------------------------------------------------------------------------------------------------------------------
 Imperial CMB Trust, Collaterized Mtg. Obligations, Trust 1998-1, Cl. B,
 7.25%, 11/25/29                                                                                         3,599,999         3,462,750
------------------------------------------------------------------------------------------------------------------------------------
 LB Commercial Conduit Mortgage Trust, Sub. Bonds, Series 1999-C1,
 Cl. E, 7.02%, 6/15/09                                                                                   6,602,000         5,787,066
------------------------------------------------------------------------------------------------------------------------------------
 Northwest Asset Securities Corp., Collateralized Mtg. Obligations,
 Series 1996-5, Cl. A17, 8%, 11/25/26                                                                    5,000,000         4,932,813


                       12  OPPENHEIMER U.S. GOVERNMENT TRUST


                                                                                                         PRINCIPAL      MARKET VALUE
                                                                                                            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL Continued
 Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1993-C1, Cl. D, 9.45%, 5/25/24                                                             $       751,268   $       744,518
 Series 1994-C1, Cl. C, 8%, 6/25/26                                                                      5,475,082         5,458,401
 Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                                   7,677,000         7,438,293
------------------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
 Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                                 3,700,000         3,651,438
 Series 1999-C3, Cl. G, 7.33%, 10/21/13(4),(5)                                                           9,781,434         9,796,718
                                                                                                                         -----------
                                                                                                                         109,540,903

------------------------------------------------------------------------------------------------------------------------------------
 RESIDENTIAL--5.0%
 Countrywide Funding Corp., Mtg. Pass-Through Certificates,
 Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                                 2,840,242         2,541,574
------------------------------------------------------------------------------------------------------------------------------------
 Countrywide Home Loans, Collateralized Mtg. Obligations,
 Series 1998-11, Cl. A2, 6.75%, 8/25/28                                                                  8,000,000         7,267,500
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
 Certificates, Series 1995-GAL1, Cl. C, 7.95%, 8/15/27(5)                                                5,014,988         4,975,025
------------------------------------------------------------------------------------------------------------------------------------
 Option One Mortgage Trust, Collateralized Mtg. Obligations:
 Series 1999-2, 9.66%, 6/25/29(5)                                                                       15,189,653        14,843,140
 Series 1999-4, Cl. BBB, 9.67%, 12/26/29                                                                 4,296,634         4,245,612
------------------------------------------------------------------------------------------------------------------------------------
 Residential Asset Securitization Trust, Collateralized Mtg. Obligations,
 Non-Accelerated Security, Series 1997-A2, Cl. A8, 7.75%, 4/25/27                                        3,000,000         2,918,438
------------------------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities I, Inc., Mtg.
 Pass-Through Certificates:
 Series 1993-S10, Cl. A9, 8.50%, 2/25/23                                                                   224,380           225,430
 Series 1999-S10, Cl. A1, 6.25%, 4/25/14                                                                    74,658            70,786
                                                                                                                         -----------
                                                                                                                          37,087,505
                                                                                                                         -----------
 Total Mortgage-Backed Obligations (Cost $593,852,405)                                                                   591,468,980

------------------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--39.8%
 U.S. Treasury Bonds:
 6.125%, 11/15/27                                                                                       28,900,000        28,150,421
 6.25%, 5/15/30                                                                                         27,050,000        27,447,310
 8.875%, 2/15/19                                                                                         9,055,000        11,397,981
 11.25%, 2/15/15                                                                                         1,450,000         2,087,094
 STRIPS, 6.24%, 2/15/20(7)                                                                              35,800,000        25,300,755
 STRIPS, 6.38%, 11/15/18(7)                                                                             68,700,000        21,219,987
 STRIPS, 6.90%, 11/15/21(7)                                                                             11,000,000         2,867,997
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 5.25%, 5/15/04                                                                                         17,000,000        16,165,946
 5.625%, 5/15/08                                                                                        44,000,000        41,236,272
 5.875%, 8/15/09                                                                                        43,960,000        42,297,784
 6.25%, 8/31/02(8)                                                                                      45,500,000        45,158,750
 6.50%, 5/31/01                                                                                          8,000,000         8,007,504
 7%, 7/15/06                                                                                            22,520,000        22,878,924
 STRIPS, 6.88%, 5/15/09(7)                                                                               6,800,000         3,706,986
                                                                                                                         -----------
 Total U.S. Government Obligations (Cost $300,109,714)                                                                   297,923,711


                       13  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

                                                                                        MARKET VALUE
                                                          DATE    STRIKE    CONTRACTS     SEE NOTE 1
-----------------------------------------------------------------------------------------------------
 OPTIONS PURCHASED--0.0%
 U.S. Long Bond Futures,
 6/21/00 Call (Cost $95,182)                           3/24/00       99%          540   $     33,750
-----------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $894,057,301)                                118.9%   889,426,441
-----------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                          (18.9)  (141,389,510)
-----------------------------------------------------------------------------------------------------
 NET ASSETS                                                                     100.0%  $748,036,931
                                                                             ------------------------
                                                                             ------------------------



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $78,611,447 or 10.51% of the Fund's net assets as of February 29, 2000.

2. When-issued security to be delivered and settled after February 29, 2000.

3. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

4. Represents the current interest rate for a variable or increasing rate security.

5. Identifies issues considered to be illiquid or restricted--see Note 6 of Notes to Financial Statements.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,269,610 or 1.11% of the Fund's net assets as of February 29, 2000.

7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

8. Securities with an aggregate market value of $1,200,720 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                       14  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 FEBRUARY 29, 2000
-------------------------------------------------------------------------------------------------
 ASSETS
 Investments, at value (cost $894,057,301)--see accompanying statement            $   889,426,441
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $116,324,971 sold on a when-issued basis)                119,442,595
 Interest and principal paydowns                                                        5,916,736
 Shares of beneficial interest sold                                                     3,503,489
 Daily variation on futures contracts                                                      23,551
 Other                                                                                      9,010
                                                                                  ---------------
 Total assets                                                                       1,018,321,822

-------------------------------------------------------------------------------------------------
 LIABILITIES

 Bank overdraft                                                                         3,279,679
-------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $262,418,421 purchased on a when-issued basis)      262,418,421
 Shares of beneficial interest redeemed                                                 3,041,307
 Dividends                                                                                720,452
 Distribution and service plan fees                                                       322,506
 Trustees' compensation                                                                   208,735
 Transfer and shareholder servicing agent fees                                             79,374
 Other                                                                                    214,417
                                                                                  ---------------
 Total liabilities                                                                    270,284,891

-------------------------------------------------------------------------------------------------
 NET ASSETS                                                                       $   748,036,931
                                                                                  ---------------
                                                                                  ---------------
-------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                  $   806,736,777
-------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                      681,385
-------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                             (55,075,340)
-------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                            (4,305,891)
                                                                                  ---------------
 Net assets                                                                       $   748,036,931
                                                                                  ---------------
                                                                                  ---------------


                       15  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited/Continued
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$526,773,587 and 58,318,171 shares of beneficial interest outstanding)            $   9.03
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                          $   9.48
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $145,130,151
and 16,087,286 shares of beneficial interest outstanding)                         $   9.02
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $76,132,254
and 8,441,099 shares of beneficial interest outstanding)                          $   9.02
------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $939 and 104 shares of beneficial interest outstanding)             $   9.03
------------------------------------------------------------------------------------------


 See accompanying Notes to Financial Statements.


                       16  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000
------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                              $ 29,185,687
------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                          2,298,077
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    671,980
 Class B                                                                    825,356
 Class C                                                                    367,608
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                              576,555
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                 48,060
------------------------------------------------------------------------------------
 Trustees' compensation                                                      32,530
------------------------------------------------------------------------------------
 Other                                                                      133,577
                                                                          ----------
 Total expenses                                                           4,953,743
 Less expenses paid indirectly                                              (11,893)
                                                                          ----------
 Net expenses                                                             4,941,850

------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                   24,243,837

------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED LOSS

 Net realized loss on:
 Investments                                                            (20,550,760)
 Closing of futures contracts                                              (405,185)
                                                                         -----------
 Net realized loss                                                      (20,955,945)

------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on investments    10,438,283
                                                                         -----------
 Net realized and unrealized loss                                       (10,517,662)

------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $13,726,175
                                                                        ===========

 See accompanying Notes to Financial Statements.


                       17  OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SIX MOS. ENDED                YEAR
                                                                                       FEBRUARY 29, 2000               ENDED
                                                                                             (UNAUDITED)     AUGUST 31, 1999
----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                                 $      24,243,837   $      45,688,652
----------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                           (20,955,945)        (20,494,402)
----------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation                                        10,438,283         (30,866,136)
                                                                                             -------------------------------
 Net increase (decrease) in net assets resulting from operations                              13,726,175          (5,671,886)

----------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                                     (17,561,822)        (33,809,733)
 Class B                                                                                      (4,614,515)         (7,957,107)
 Class C                                                                                      (2,065,686)         (2,827,598)
 Class Y                                                                                             (31)                (62)
----------------------------------------------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                                                              --            (799,667)
 Class B                                                                                              --            (217,465)
 Class C                                                                                              --             (77,019)
 Class Y                                                                                              --                  (1)
----------------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                                     (45,043,704)         42,350,597
 Class B                                                                                     (27,236,111)         66,248,916
 Class C                                                                                       9,454,325          31,017,430
 Class Y                                                                                              --                   3

----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                                                   (73,341,369)         88,256,408
----------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                         821,378,300         733,121,892
                                                                                       -------------------------------------
 End of period (including undistributed net investment
 income of $681,385 and $679,602, respectively)                                        $     748,036,931   $     821,378,300
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


 See accompanying Notes to Financial Statements.


                       18  OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------

                                           SIX MONTHS                                             YEAR                      YEAR
                                                ENDED                                            ENDED                     ENDED
                                        FEB. 29, 2000                                         AUG. 31,                  JUNE 30,
CLASS A                                   (UNAUDITED)       1999       1998          1997      1996(1)         1996         1995
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period        $   9.15   $   9.74   $   9.48      $   9.23     $   9.30     $   9.51     $   9.20
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .29        .56        .65           .71          .10          .67          .68
 Net realized and unrealized gain (loss)         (.12)      (.59)       .26           .23         (.07)        (.21)         .31
                                             ---------------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                            .17       (.03)       .91           .94          .03          .46          .99
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
  shareholders:
 Dividends from net investment income            (.29)      (.55)      (.65)         (.69)        (.10)        (.66)        (.68)
 Tax return of capital distribution              --         (.01)      --            --           --           (.01)        --
                                             ---------------------------------------------------------------------------------------
 Total dividends and/or distributions
   to shareholders                               (.29)      (.56)      (.65)         (.69)        (.10)        (.67)        (.68)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $   9.03   $   9.15   $   9.74      $   9.48     $   9.23     $   9.30     $   9.51
                                             ---------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)             1.88%     (0.40)%     9.26%        10.45%        0.42%        4.91%       11.22%

------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)    $526,774   $579,064   $573,792      $468,809     $503,693     $504,966     $312,607
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $550,329   $591,229   $516,173      $478,410     $508,123     $452,236     $307,306
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                           6.41%      5.85%      6.17%         7.58%        6.64%        7.07%        7.32%
 Expenses                                        1.03%      1.06%      1.03%(4)      1.06%(4)     1.09%(4)     1.08%(4)     1.09%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                       107%       199%        80%           43%           6%         400%         304%

1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the period ended February 29, 2000 were $877,338,126 and $932,325,471, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

See accompanying Notes to Financial Statements.

                       19  OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                YEAR           YEAR
                                               ENDED                                               ENDED          ENDED
                                       FEB. 29, 2000                                            AUG. 31,       JUNE 30,
CLASS B                                  (UNAUDITED)         1999         1998         1997      1996(1)        1996(6)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period       $   9.14     $   9.73     $   9.47      $  9.22      $  9.29        $  9.40
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
  operations:
 Net investment income                           .26          .48          .56          .64          .09            .56
 Net realized and unrealized gain (loss)        (.12)        (.59)         .27          .23         (.07)          (.11)
                                            ---------------------------------------------------------------------------
 Total income (loss) from
 investment operations                           .14         (.11)         .83          .87          .02            .45
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
  shareholders:
 Dividends from net investment income           (.26)        (.47)        (.57)        (.62)        (.09)          (.55)
 Tax return of capital distribution             --           (.01)        --           --           --             (.01)
                                            ---------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                (.26)        (.48)        (.57)        (.62)        (.09)          (.56)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $   9.02     $   9.14     $   9.73      $  9.47      $  9.22        $  9.29
                                           ----------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)            1.50%       (1.15)%       8.45%        9.63%        0.28%          4.80%
-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)   $145,130     $174,622     $118,873      $52,301      $36,504        $30,737
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $165,506     $160,782     $ 76,030      $41,420      $35,078        $19,227
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                          5.64%        5.09%        5.33%        6.77%        5.82%          6.44%
 Expenses                                       1.79%        1.81%        1.78%(4)     1.81%(4)     1.88%(4)       1.93%(4)
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                      107%         199%          80%          43%           6%           400%

1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the period ended February 29, 2000, were $877,338,126 and $932,325,471, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

6. For the period from July 21, 1995 (inception of offering) to June 30,
1996.

See accompanying Notes to Financial Statements.

                       20  OPPENHEIMER U.S. GOVERNMENT TRUST


                                         SIX MONTHS                                               YEAR                      YEAR
                                              ENDED                                              ENDED                     ENDED
                                      FEB. 29, 2000                                           AUG. 31,                  JUNE 30,
CLASS C                                 (UNAUDITED)       1999       1998          1997        1996(1)          1996        1995
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period       $  9.14    $  9.72    $  9.47       $  9.22        $  9.29       $  9.50     $  9.19
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          .25        .48        .56           .64            .09           .60         .61
Net realized and unrealized gain (loss)       (.12)      (.58)       .26           .23           (.07)         (.21)        .30
                                           ----------------------------------------------------------------------------------------
Total income (loss) from
investment operations                          .13       (.10)       .82           .87            .02           .39         .91
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
 shareholders:
Dividends from net investment income          (.25)      (.47)      (.57)         (.62)          (.09)         (.59)       (.60)
Tax return of capital distribution            --         (.01)      --            --             --            (.01)       --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                               (.25)      (.48)      (.57)         (.62)          (.09)         (.60)       (.60)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  9.02    $  9.14    $  9.72       $  9.47        $  9.22       $  9.29     $  9.50
                                           ----------------------------------------------------------------------------------------
                                           ----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)           1.48%     (1.05)%     8.34%         9.65%          0.28%         4.11%      10.31%

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $76,132    $67,691    $40,456       $21,625        $18,547       $18,531     $11,019
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $73,838    $56,943    $27,135       $19,505        $18,620       $15,766     $ 6,503
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                         5.65%      5.11%      5.36%         6.81%          5.90%         6.27%       6.44%
Expenses                                      1.79%      1.81%      1.78%(4)      1.80%(4)       1.84%(4)      1.85%(4)    1.89%(4)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                     107%       199%        80%           43%             6%          400%        304%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the period ended February 29, 2000, were $877,338,126 and $932,325,471, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

6. For the period from July 21, 1995 (inception of offering) to June 30,
1996.

See accompanying Notes to Financial Statements.


                       21  OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                    SIX MONTHS                      YEAR
                                                         ENDED                     ENDED
                                                 FEB. 29, 2000                  AUG. 31,
CLASS Y                                            (UNAUDITED)         1999      1998(7)
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $9.15        $9.74       $10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .30          .51          .18
Net realized and unrealized gain (loss)                   (.12)        (.59)        (.26)
                                                         -----------------------------------
Total income (loss) from
investment operations                                      .18         (.08)        (.08)
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.30)        (.50)        (.18)
Tax return of capital distribution                          --         (.01)          --
                                                         -----------------------------------
Total dividends and/or distributions
to shareholders                                           (.30)        (.51)        (.18)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.03        $9.15        $9.74
                                                         -----------------------------------
                                                         -----------------------------------
--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                       1.98%       (0.83)%       2.83%

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                    $1           $1           $1
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $1           $1           $1
--------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                     6.75%        6.19%        1.77%
Expenses                                                  0.76%        0.69%        0.73%(4)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                 107%         199%          80%

1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the period ended February 29, 2000, were $877,338,126 and $932,325,471, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

6. For the period from July 21, 1995 (inception of offering) to June 30,
1996.

7. For the period from May 18, 1998 (inception of offering) to August 31,
1998.

See accompanying Notes to Financial Statements.

                       22  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

         The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.


                       23  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES   Continued

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of February 29, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $146,093,450.

         In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                       24  OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of August 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $19,352,000, which expires between 2003 and 2007.

--------------------------------------------------------------------------------

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 29, 2000, a provision of $8,358 was made for the Fund's projected benefit obligations and payments of $4,532 were made to retired trustees, resulting in an accumulated liability of $202,824 as of February 29, 2000.

         The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


                       25  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES   Continued

OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                    SIX MONTHS ENDED FEBRUARY 29, 2000          YEAR ENDED AUGUST 31, 1999
                                                SHARES          AMOUNT              SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        13,753,491   $ 124,840,463          34,020,869   $ 325,142,831
Dividends and/or distributions reinvested    1,603,399      14,581,763           3,045,596      28,908,446
Redeemed                                   (20,312,035)   (184,465,930)        (32,725,221)   (311,700,680)
                                           ----------------------------------------------------------------
Net increase (decrease)                     (4,955,145)  $ (45,043,704)          4,341,244   $  42,350,597
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                         4,029,841   $  36,687,929          16,811,970   $ 160,560,159
Dividends and/or distributions reinvested      374,588       3,404,064             657,755       6,227,351
Redeemed                                    (7,419,767)    (67,328,104)        (10,589,856)   (100,538,594)
                                           ----------------------------------------------------------------
Net increase (decrease)                     (3,015,338)  $ (27,236,111)          6,879,869   $  66,248,916
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                         3,220,824   $  29,275,339           6,544,899   $  62,371,170
Dividends and/or distributions reinvested      192,369       1,746,606             251,739       2,379,583
Redeemed                                    (2,379,979)    (21,567,620)         (3,550,200)    (33,733,323)
                                           ----------------------------------------------------------------
Net increase                                 1,033,214   $   9,454,325           3,246,438   $  31,017,430
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                               --    $         --                  --    $         --
Dividends and/or distributions reinvested          --              --                  --              --
Redeemed                                           --              --                  --              --
                                           ----------------------------------------------------------------
Net increase                                       --    $         --                  --    $         --
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------


                       26  OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of February 29, 2000, net unrealized depreciation on securities of $4,630,860 was composed of gross appreciation of $11,058,359, and gross depreciation of $15,689,219.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $100 million, 0.57% of the next $100 million, 0.55% of the next $400 million, and 0.50% of average annual net assets over $800 million. The Fund's management fee for the six months ended February 29, 2000 was 0.59% of the average annual net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

     The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                         AGGREGATE          CLASS A         COMMISSIONS        COMMISSIONS         COMMISSIONS
                         FRONT-END        FRONT-END          ON CLASS A         ON CLASS B          ON CLASS C
                     SALES CHARGES    SALES CHARGES              SHARES             SHARES              SHARES
                        ON CLASS A      RETAINED BY         ADVANCED BY        ADVANCED BY         ADVANCED BY
SIX MONTHS ENDED            SHARES      DISTRIBUTOR      DISTRIBUTOR(1)     DISTRIBUTOR(1)      DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------
February 29, 2000         $571,384          $98,646            $215,545         $1,023,409             $50,769

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                                         CLASS A                         CLASS B                         CLASS C
                             CONTINGENT DEFERRED             CONTINGENT DEFERRED             CONTINGENT DEFERRED
                                   SALES CHARGES                   SALES CHARGES                   SALES CHARGES
SIX MONTHS ENDED         RETAINED BY DISTRIBUTOR         RETAINED BY DISTRIBUTOR         RETAINED BY DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------------
February 29, 2000                         $1,356                        $326,125                         $17,959


         The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                       27  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES   Continued

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $671,980, all of which was paid by the Distributor to recipients. That included $44,180 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

         The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

         The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:

                                                                              DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                                  AGGREGATE        UNREIMBURSED
                                                                               UNREIMBURSED       EXPENSES AS %
                                    TOTAL PAYMENTS      AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                                        UNDER PLAN       BY DISTRIBUTOR          UNDER PLAN            OF CLASS
---------------------------------------------------------------------------------------------------------------
Class B Plan                              $825,356             $715,020          $6,747,567               4.65%
Class C Plan                               367,608              213,387             486,298               0.64


                       28  OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At February 29, 2000, the Fund had outstanding futures contracts as follows:

                                      EXPIRATION             NUMBER OF       VALUATION AS OF            UNREALIZED
CONTRACT DESCRIPTION                        DATE             CONTRACTS     FEBRUARY 29, 2000          APPRECIATION
------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Long Bond                           6/21/00                    45           $ 4,260,938              $  7,383
U.S. Treasury Nts., 5 yr                 6/21/00                   398            38,643,313                65,695
U.S. Treasury Nts., 10 yr                3/22/00                    50             4,788,281                72,656
U.S. Treasury Nts., 10 yr                6/21/00                   436            41,590,313               227,330
                                                                                                          --------
                                                                                                          $373,064
                                                                                                          ========


                       29  OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of February 29, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of February 29, 2000, was $32,261,617, which represents 4.31% of the Fund's net assets.

--------------------------------------------------------------------------------
7. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended February 29, 2000.

                       30  OPPENHEIMER U.S. GOVERNMENT TRUST

OPPENHEIMER U.S. GOVERNMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                          Donald W. Spiro, Vice Chairman of the Board of Trustees
                          Bridget A. Macaskill, Trustee and President
                          Robert G. Galli, Trustee
                          Phillip A. Griffiths, Trustee
                          Benjamin Lipstein, Trustee
                          Elizabeth B. Moynihan, Trustee
                          Kenneth A. Randall, Trustee
                          Edward V. Regan, Trustee
                          Russell S. Reynolds, Jr., Trustee
                          Clayton K. Yeutter, Trustee
                          John S. Kowalik, Vice President
                          Andrew J. Donohue, Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary
--------------------------------------------------------------------------------
INVESTMENT ADVISOR        OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
DISTRIBUTOR               OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
SERVICING AGENT
--------------------------------------------------------------------------------
CUSTODIAN OF PORTFOLIO    Citibank, N.A.
SECURITIES
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS      KPMG LLP
--------------------------------------------------------------------------------
LEGAL COUNSEL             Mayer, Brown & Platt


                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          This is a copy of a report to shareholders of Oppenheimer U.S. Government Trust. This report must be preceded or accompanied by a Prospectus of Oppenheimer U.S. Government Trust. For material information concerning the Fund, see the Prospectus.

                          SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                       31  OPPENHEIMER U.S. GOVERNMENT TRUST

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
                Developing Markets Fund                              Global Fund
                International Small Company Fund                     Quest Global Value Fund
                Europe Fund                                          Global Growth & Income Fund
                International Growth Fund

-----------------------------------------------------------------------------------------------------------------------------------
EQUITY
                STOCK                                                STOCK & BOND
                Enterprise Fund(1)                                   Main Street-Registered Trademark- Growth & Income Fund
                Discovery Fund                                       Quest Opportunity Value Fund
                Main Street-Registered Trademark- Small Cap Fund     Total Return Fund
                Quest Small Cap Value Fund                           Quest Balanced Value Fund
                MidCap Fund                                          Capital Income Fund(2)
                Capital Appreciation Fund                            Multiple Strategies Fund
                Growth Fund                                          Disciplined Allocation Fund
                Disciplined Value Fund                               Convertible Securities Fund
                Quest Value Fund
                Trinity Growth Fund                                  SPECIALTY
                Trinity Core Fund                                    Real Asset Fund
                Trinity Value Fund                                   Gold & Special Minerals Fund

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
                TAXABLE                                              MUNICIPAL
                International Bond Fund                              California Municipal Fund(3)
                World Bond Fund                                      Main Street-Registered Trademark- California Municipal Fund(3)
                High Yield Fund                                      Florida Municipal Fund(3)
                Champion Income Fund                                 New Jersey Municipal Fund(3)
                Strategic Income Fund                                New York Municipal Fund(3)
                Bond Fund                                            Pennsylvania Municipal Fund(3)
                Senior Floating Rate Fund                            Municipal Bond Fund
                U.S. Government Trust                                Insured Municipal Fund
                Limited-Term Government Fund                         Intermediate Municipal Fund
                                                                     ROCHESTER DIVISION
                                                                     Rochester Fund Municipals
                                                                     Limited Term New York Municipal Fund

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET(4)
                Money Market Fund                                    Cash Reserves



1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
-C- Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                       32  OPPENHEIMER U.S. GOVERNMENT TRUST

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------

INTERNET
24-hr access to account information and transactions
www.oppenheimerfunds.com
--------------------------------------------------------------------------------

GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------

PHONELINK
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
--------------------------------------------------------------------------------

OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104
--------------------------------------------------------------------------------

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
                                  [LOGO] OPPENHEIMERFUNDS -Registered Trademark-
                                         Distributor, Inc.

RS0220.001.0200         April 28, 2000